Label	Element	Value
T. Rowe Price Blue Chip Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large- and mid-cap blue chip growth companies.

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics.